Benefit Plans (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Pension and Other Postretirement Benefits [Abstract]
Reconciliation of Benefit Obligations
The following table provides a reconciliation of the changes in the benefit obligations (the projected benefit obligation in the case of the pension plans and the accumulated postretirement benefit obligation in the case of the other postretirement plans) and in the fair value of the plan assets for the periods described below. The Company uses a December 31 measurement date for its pension and other postretirement benefit plans.
	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Other Postretirement Benefits
	2016	2015	2016	2015	2016	2015
Reconciliation of Benefit Obligations:
Beginning balance	$67,053	$73,327	$310,374	$322,426	$3,292	$3,631
Service cost	—	—	1,608	1,786	10	14
Interest cost	2,542	2,597	8,810	9,454	155	153
Participant contributions	—	—	22	23	—	—
Actuarial (gains) losses	(4,109)	(3,723)	51,479	7,928	(26)	(183)
Plan amendments	—	—	—	316	—	—
Benefit payments	(2,930)	(5,148)	(9,219)	(8,887)	(222)	(186)
Plan curtailments	—	—	(56)	—	—	—
Plan settlements	(2,899)	—	—	—	—	—
Effect of foreign currency exchange rate changes	—	—	(39,322)	(22,672)	51	(137)
Benefit obligations ending balance	$59,657	$67,053	$323,696	$310,374	$3,260	$3,292
Reconciliation of Fair Value of Plan Assets:
Beginning balance	$60,853	$66,050	$204,398	$216,564
Actual return on plan assets	4,187	(157)	32,785	3,808
Employer contributions	99	108	5,225	5,827
Participant contributions	—	—	22	23
Plan settlements	(2,899)	—	—	—
Benefit payments	(2,930)	(5,148)	(9,219)	(8,887)
Effect of foreign currency exchange rate changes	—	—	(30,276)	(12,937)
Fair value of plan assets ending balance	$59,310	$60,853	$202,935	$204,398
Funded Status as of Period End	$(347)	$(6,200)	$(120,761)	$(105,976)	$(3,260)	$(3,292)

Component of Accumulated Other Comprehensive (Loss) Income
Amounts recognized as a component of accumulated other comprehensive (loss) income at December 31, 2016 and 2015 that have not been recognized as a component of net periodic benefit cost are presented in the following table:
	U.S. Pension Plans		Non-U.S. Pension Plans		Other Postretirement Benefits
	2016	2015	2016	2015	2016	2015
Net actuarial losses (gains)	$2,435	$6,429	$78,868	$60,541	$(250)	$(221)
Prior-service cost	—	—	(4)	55	—	—
Amounts included in accumulated other comprehensive (loss) income	$2,435	$6,429	$78,864	$60,596	$(250)	$(221)

Total Pension and Other Postretirement Benefit Liabilities included in Balance Sheets
Total pension and other postretirement benefit liabilities are included in the following captions in the Consolidated Balance Sheets at December 31, 2016 and 2015:
	2016	2015
Accrued liabilities	$(1,658)	$(1,404)
Pension and other postretirement benefits	(122,710)	$(114,065)
Total pension and other postretirement benefit liability	$(124,368)	$(115,469)

Pension plans with an Accumulated Benefit Obligation in Excess of Plan Assets
The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2016 and 2015:
	U.S. Pension Plans		Non-U.S. Pension Plans
	2016	2015	2016	2015
Projected benefit obligations	$1,052	$67,053	$311,870	$309,667
Accumulated benefit obligation	$1,052	$67,053	$307,201	$302,540
Fair value of plan assets	$—	$60,853	$193,300	$203,651

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Other Comprehensive (Loss) Income, Before Income Tax Effects
The following table provides the components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income, before income tax effects, for the years ended December 31, 2016, 2015 and 2014:
	U.S. Pension Plans
	2016	2015	2014
Net Periodic Benefit Cost (Income):
Service cost	$—	$—	$—
Interest cost	2,542	2,597	2,861
Expected return on plan assets	(4,427)	(4,812)	(4,768)
Amortization of prior-service cost	—	—	—
Amortization of net loss	1	1	—
Net periodic benefit income	(1,884)	(2,214)	(1,907)
Loss due to settlement	124	—	—
Total net periodic benefit income recognized	$(1,760)	$(2,214)	$(1,907)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial (gain) loss	$(3,869)	$1,246	$7,287
Amortization of net actuarial loss	(125)	(1)	—
Prior service cost	—	—	—
Amortization of prior service cost	—	—	—
Effect of foreign currency exchange rate changes	—	—	—
Total recognized in other comprehensive (loss) income	$(3,994)	$1,245	$7,287
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$(5,754)	$(969)	$5,380
	Non-U.S. Pension Plans
	2016	2015	2014
Net Periodic Benefit Cost (Income):
Service cost	$1,608	$1,786	$1,400
Interest cost	8,810	9,454	11,729
Expected return on plan assets	(10,885)	(12,984)	(12,904)
Amortization of prior-service cost	32	15	11
Amortization of net loss	2,819	1,602	—
Net periodic benefit cost (income)	$2,384	$(127)	$236
Loss due to curtailments	25	—	—
Total net periodic benefit cost (income) recognized	$2,409	$(127)	$236
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial loss	$29,523	$17,104	$43,456
Amortization of net actuarial loss	(2,819)	(1,602)	—
Prior service cost	—	316	174
Amortization of prior service cost	(58)	(15)	(11)
Effect of foreign currency exchange rate changes	(8,379)	(4,038)	(3,556)
Total recognized in other comprehensive (loss) income	$18,267	$11,765	$40,063
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$20,676	$11,638	$40,299

	Other Postretirement Benefits
	2016	2015	2014
Net Periodic Benefit Cost:
Service cost	$10	$14	$16
Interest cost	155	153	183
Expected return on plan assets	—	—	—
Amortization of prior-service cost	—	—	—
Amortization of net loss	—	—	—
Net periodic benefit cost	$165	$167	$199
Loss due to curtailments or settlements	—	—	—
Total net periodic benefit cost recognized	$165	$167	$199
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial gain	$(26)	$(183)	$(138)
Amortization of net actuarial loss	—	—	—
Prior service cost	—	—	—
Amortization of prior service cost	—	—	—
Effect of foreign currency exchange rate changes	(3)	5	1
Total recognized in other comprehensive (loss) income	$(29)	$(178)	$(137)
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$136	$(11)	$62

Summary of Assumptions Used
The following assumptions were used to estimate the fair value of DSUs at the time of grant using the Finnerty discount for lack of marketability pricing model:

Nine Months Ended September 30, 2017
Assumptions:
Average length of holding period restrictions (years)	1.42
Assumed volatility	5.15%

The following weighted-average actuarial assumptions were used to determine net periodic benefit cost for the years ended December 31, 2016, 2015, and 2014:
	Pension Benefits - U.S. Plans
	2016	2015	2014
Discount rate	4.1%	3.8%	4.5%
Expected long-term rate of return on plan assets	7.75%	7.75%	7.75%
	Pension Benefits - Non-U.S. Plans
	2016	2015	2014
Discount rate	3.3%	3.1%	4.2%
Expected long-term rate of return on plan assets	6.2%	6.2%	6.3%
Rate of compensation increases	2.9%	3.0%	3.0%
	Other Postretirement Benefits
	2016	2015	2014
Discount rate	4.7%	4.5%	5.1%

The following weighted-average actuarial assumptions were used to determine benefit obligations for the years ended December 31, 2016, 2015, and 2014:
	Pension Benefits - U.S. Plans
	2016	2015	2014
Discount rate	4.0%	4.1%	3.8%
	Pension Benefits - Non-U.S. Plans
	2016	2015	2014
Discount rate	2.3%	3.3%	3.1%
Rate of compensation increases	2.8%	2.9%	3.0%
	Other Postretirement Benefits
	2016	2015	2014
Discount rate	4.7%	4.7%	4.5%

Actuarial Assumptions Used to Determine Other Postretirement Benefit Plans Costs and Obligations
The following actuarial assumptions were used to determine other postretirement benefit plans costs and obligations for the years ended December 31, 2016, 2015, and 2014.
	Other Postretirement Benefits
	2016	2015	2014
Healthcare cost trend rate assumed for next year	8.7%	8.7%	9.9%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	8.7%	8.7%	8.1%
Year that the date reaches the ultimate trend rate	2018	2017	2016

Effects of One-Percentage-Point Change in Assumed Healthcare Cost Trend Rates
The following table provides the effects of a one-percentage-point change in assumed healthcare cost trend rates as of December 31, 2016:
	1% Increase	1% Decrease
Effect on total of service and interest cost components of net periodic benefit cost - increase (decrease)	$4	$(4)
Effect on the postretirement benefit obligations - increase (decrease)	$43	$(37)

Summary of Estimated Benefit Payments for the Next Five Years
The following table reflects the estimated benefit payments for the next five years and for the years 2022 through 2026. The estimated benefit payments for the non-U.S. pension plans were calculated using foreign exchange rates as of December 31, 2016.
	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans
2017	$4,580	$8,391	$260
2018	$4,814	$8,157	$254
2019	$4,800	$9,287	$248
2020	$4,565	$10,247	$242
2021	$4,803	$10,443	$235
Aggregate 2022-2026	$21,124	$60,655	$1,080

Summary of Long-Term Target Allocations
The following table presents the long-term target allocations for these two plans as of December 31, 2016:
	U.S. Plan	UK Plan
Asset category:
Cash and cash equivalents	1%	4%
Equity	52%	50%
Fixed income	37%	26%
Real estate and other	10%	20%
Total	100%	100%

Summary of Changes Fair Values of Pension Plan Assets by Asset Category
The following tables present the fair values of the Company’s pension plan assets at December 31, 2016 and 2015 by asset category within the ASC 820 hierarchy (as defined in Note 17 Fair Value Measurements):
	December 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Measured at NAV(5)	Total
Asset Category
Cash and cash equivalents(1)	$1,901	$—	$—	$—	$1,901
Equity funds:
U.S. large-cap	—	9,615	—	18,224	27,839
U.S. mid-cap and small-cap	—	—	—	2,940	2,940
International(2)	15,317	63,634	—	41,496	120,447
Total equity funds	15,317	73,249	—	62,660	151,226
Fixed income funds:
Corporate bonds - domestic	—	—	—	12,083	12,083
Corporate bonds - international	—	17,997	—	—	17,997
UK index-linked gilts	—	30,477	—	—	30,477
Diversified domestic securities	—	—	—	9,472	9,472
Total fixed income funds	—	48,474	—	21,555	70,029
Other types of investments:
U.S. real estate(3)	—	—	—	6,297	6,297
International real estate(3)	—	18,634	—	—	18,634
Other(4)	—	—	14,158	—	14,158
Total	$17,218	$140,357	$14,158	$90,512	$262,245
	December 31, 2015
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Measured at NAV(5)	Total
Asset Category
Cash and cash equivalents(1)	$2,445	$—	$—	$—	$2,445
Equity funds:
U.S. large-cap	—	10,330	—	18,680	29,010
U.S. mid-cap and small-cap	—	—	—	3,010	3,010
International(2)	16,752	67,226	—	40,519	124,497
Total equity funds	16,752	77,556	—	62,209	156,517
Fixed income funds:
Corporate bonds - domestic	—	—	—	14,750	14,750
Corporate bonds - international	—	19,705	—	—	19,705
UK index-linked gilts	—	27,320	—	—	27,320
Diversified domestic securities	—	—	—	9,769	9,769
Total fixed income funds	—	47,025	—	24,519	71,544
Other types of investments:
U.S. real estate(3)	—	—	—	4,133	4,133
International real estate(3)	—	17,753	—	—	17,753
Other(4)	—	—	12,859	—	12,859
Total	$19,197	$142,334	$12,859	$90,861	$265,251

(1)
Cash and cash equivalents consist of traditional domestic and foreign highly liquid short-term securities with the goal of providing liquidity and preservation of capital while maximizing return on assets.

(2)
The International category consists of investment funds focused on companies operating in developed and emerging markets outside of the U.S. These investments target broad diversification across large and mid/small-cap companies and economic sectors.

(3)	U.S. and International real estate consists primarily of equity and debt investments made, directly or indirectly, in various interests in unimproved and improved real properties.
(4)
Other investments consist of insurance and reinsurance contracts securing the retirement benefits. The fair value of these contracts was calculated at the discount value of premiums paid by the Company, less expenses charged by the insurance providers. The insurance providers with which the Company has placed these contracts are well-known financial institutions with an established history of providing insurance services.

(5)
The Company adopted ASU 2015-07 “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (Or Its Equivalent).” Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The prior year fair value hierarchy was reclassified to conform to the current year’s presentation.